Transactions with Related Parties, Issuance and Full Redemption of Series E Preferred shares to Toro (Details) - Related Party [Member] - Toro [Member] - Series E Preferred Shares [Member] - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
	Oct. 13, 2025	Sep. 29, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Shares to be issued (in shares)		60,000
Preferred shares, stated amount (in dollars per share)		$ 1,000
Total consideration		$ 60.0
Preferred shares, dividend rate		8.75%
Consecutive trading day period			5 days
Cash redemption percentage		100.00%
Preferred shares, outstanding (in shares)			0
Preferred stock redemption percentage	0.523%
Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share)		$ 0.3